CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Equity [Abstract]
Schedule of minimum pre-Transaction price per share

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below.

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below.

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

Schedule of debt and/or equity financings

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross fundings (grants for research and development and clinical trials, purchase contracts for Company products, debt and/or equity financings) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross fundings (grants for research and development and clinical trials, purchase contracts for Company products, debt and/or equity financings) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

Schedule of management and consultants performance stock plan

Pursuant to the MCPP, a total of 342,500,000 shares have been issued and as described above, additional shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

MCPP
Shares
Name	Awarded
Albert Mitrani	80,000,000
Ian Bothwell	80,000,000
Dr. Maria I. Mitrani	80,000,000
Dr. George Shapiro	69,500,000
Consultants	33,000,000
Total	342,500,000

Pursuant to the MCPP, a total of 293,000,000 shares have been issued and approximately 582,500,000 shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

		MCPP	MCPP
	MCPP	Remaining	Total
	Shares	Shares	Shares
Name	Awarded	Available	Approved
Albert Mitrani	65,000,000	137,500,000	202,500,000
Ian Bothwell	65,000,000	167,500,000	232,500,000
Dr. Maria I. Mitrani	65,000,000	167,500,000	232,500,000
Dr. George Shapiro	65,000,000	100,000,000	165,000,000
Dr. Allen Meglin	-	5,000,000	5,000,000
Michael Carbonara	-	5,000,000	5,000,000
Consultants	33,000,000	-	33,000,000
Total	293,000,000	582,500,000	875,500,000